Finance Income – Net (Tables)	6 Months Ended
Jun. 30, 2024
Profit (loss) [abstract]
Summary of Finance Income - Net

	Six Months Ended June 30,
	2023	2024
(In thousands)
Finance income
Interest from bank deposits and term deposits	$406	$311
Investment income from investments at fair value through other comprehensive income	1,300	100
	1,706	411
Finance cost
Interest expense for lease liabilities	(10)	(10)
	(10)	(10)
	$1,696	$401